Share-Based Compensation Expense - Additional Information (Detail) (Stock Compensation Plan [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	6 Months Ended	12 Months Ended							6 Months Ended
	Jun. 30, 2012 Elan [Member]	Dec. 31, 2012 Elan [Member]	Dec. 31, 2011 Elan [Member]	Dec. 31, 2010 Elan [Member]	Dec. 31, 2012 Elan [Member] Restricted stock units [Member] Minimum [Member]	Dec. 31, 2012 Elan [Member] Restricted stock units [Member] Maximum [Member]	Dec. 31, 2012 Elan [Member] Options to purchase ordinary shares [Member] Minimum [Member]	Dec. 31, 2012 Elan [Member] Options to purchase ordinary shares [Member] Maximum [Member]	Jun. 30, 2013 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 2012 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested share-based payment awards									$ 6.4
Awards outstanding		1,005	824	627					1,836	0
Weighted-average period over which share-based compensation is expected to be recognized									3 years 1 month 6 days
Vesting period					1 year	3 years	1 year	4 years
Fair value of RSUs vested in period	0.5	0.5	1.1	0.7
Term to option expiration	10 years	10 years
Total intrinsic value of options exercised		0.8
Fair value of options vested in period	$ 0.5	$ 0.5	$ 1.2	$ 0.6